Consolidated Statements of Stockholders' Equity (Deficit) - USD ($) $ in Millions	Total	Cumulative Effect, Period of Adoption, Adjustment	Ordinary Shares A Ordinary Shares	Ordinary Shares B Ordinary Shares	Ordinary Shares Class A Common Stock	Ordinary Shares Class B Common Stock	Additional Paid-In Capital	Receivable from Employees for purchase of Common Stock	Accumulated Deficit	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests
Beginning balance (in shares) at Jun. 30, 2018			1,483,795	5,353,970
Beginning balance at Jun. 30, 2018	$ (448.8)			$ 0.1			$ 7.3	$ (0.2)	$ (488.6)		$ 30.0	$ 2.6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contribution from noncontrolling interests	0.1											0.1
Distribution to noncontrolling interests	(0.1)											(0.1)
Issuance of Common Shares to Mirion Sellers and recognition of noncontrolling interests in Mirion Business Combination	0.0
Stock-based compensation expense	0.1						0.1
Receivable from Employees	(0.4)						1.9	(2.3)
Net loss	(122.0)								(122.0)
Other comprehensive loss (income), net of tax	(16.6)										(16.6)
Ending balance (in shares) at Jun. 30, 2019			1,483,795	5,353,970
Ending balance at Jun. 30, 2019	(587.7)			$ 0.1			9.3	(2.5)	(610.6)		13.4	2.6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distribution to noncontrolling interests	(0.4)											(0.4)
Issuance of Common Shares to Mirion Sellers and recognition of noncontrolling interests in Mirion Business Combination	0.0
Stock-based compensation expense	0.2						0.2
Receivable from Employees	(0.2)							(0.2)
Net loss	(119.1)								(119.1)
Other comprehensive loss (income), net of tax	(9.3)										(9.3)
Ending balance (in shares) at Jun. 30, 2020			1,483,795	5,353,970
Ending balance at Jun. 30, 2020	(716.5)			$ 0.1			9.5	(2.7)	(729.7)		4.1	2.2
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Common Shares to Mirion Sellers and recognition of noncontrolling interests in Mirion Business Combination	0.0
Receivable from Employees	0.3							0.3
Net loss	(158.4)								(158.3)			(0.1)
Other comprehensive loss (income), net of tax	35.1										35.1
Ending balance (in shares) at Jun. 30, 2021			1,483,795	5,353,970
Ending balance at Jun. 30, 2021	(839.5)			$ 0.1			9.5	(2.4)	(888.0)		39.2	2.1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Common Shares to Mirion Sellers and recognition of noncontrolling interests in Mirion Business Combination	0.0
Stock-based compensation expense	9.3						9.3
Receivable from Employees	1.6							1.6
Net loss	(105.7)								(105.7)
Other comprehensive loss (income), net of tax	(6.9)										(6.9)
Ending balance (in shares) at Oct. 19, 2021			1,483,795	5,353,970		18,750,000
Ending balance at Oct. 19, 2021	(944.1)	$ (2.9)		$ 0.1			18.8	$ (0.8)	(996.6)	$ (2.9)	32.3	2.1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	(109.4)								(109.4)
Conversion of Class B founder shares to Class A common shares upon business combination (in shares)					18,750,000	(18,750,000)
Recognition of shares previously subject to redemption (in shares)					60,371,390
Reclassification of temporary equity shares previously subject to redemption	603.7						603.7
Issuance of Class A Common Shares to PIPE Investors, net of offering costs (in shares)					90,000,000
Issuance of Class A Common Shares to PIPE Investors, net of offering costs	886.7						886.7
Shares issued to Mirion sellers and recognition of noncontrolling interests for Class B common shares (in shares)					30,401,902
Issuance of Common Shares to Mirion Sellers and recognition of noncontrolling interests in Mirion Business Combination	420.7					$ 8,560,540.0	329.1					91.6
Equity contribution from Mirion Sellers	18.7						18.7
Forgiveness of working capital note from Sponsor	2.0						2.0
Stock-based compensation expense	5.3						5.3
Net loss	(23.0)								(22.2)			(0.8)
Other comprehensive loss (income), net of tax	(20.7)										(20.7)
Ending balance (in shares) at Dec. 31, 2021					199,523,292	8,560,540
Ending balance at Dec. 31, 2021	$ 1,784.0						$ 1,845.5		$ (131.6)		$ (20.7)	$ 90.8